Debt Securities Held-to-maturity - Allowance for credit loss on held to maturity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt securities held to maturity allowance for credit loss
Beginning balance	$ 10,261
Ending balance	8,096	$ 10,261
Obligations of Puerto Rico, States and political subdivisions
Debt securities held to maturity allowance for credit loss
Beginning balance	10,261	0
Impact of adopting CECL	0	12,654
Provision for credit losses (benefit)	(2,165)	(2,393)
Securities charged-off	0	0
Recoveries	0	0
Ending balance	$ 8,096	$ 10,261